Aberdeen Total Return Bond Fund
Aberdeen Total Return Bond Fund
Objective

The investment objective of the Aberdeen Total Return Bond Fund is to provide total return, which consists of two components: (1) changes in the market value of the Fund’s portfolio securities (both realized and unrealized appreciation/depreciation) and (2) income received from its portfolio securities.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Annual Fund Operating Expenses Aberdeen Total Return Bond Fund		Class A	Class I
Management Fees		0.35%	0.35%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.09%	0.06%
Total Annual Fund Operating Expenses	[1]	0.69%	0.41%
[1]	The Adviser has contractually agreed to reimburse certain expenses of the Fund through February 28, 2014 (the "Expense Limitation"). Net operating expenses of the Fund, based on the average daily net assets, are limited to 0.69% for Class A shares and 0.44% for Class I shares. This arrangement does not include interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's total annual operating expenses to exceed the Expense Limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense. The Expense Limitation may only be terminated by the Board of Trustees of the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Total Return Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	70	221	384	859
Class I	42	132	230	518

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 236% of the average value of its portfolio.

Principal Strategies

The Fund normally invests in investment grade fixed income securities rated at the time of purchase “Baa3” or better by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB-” or better by Standard & Poor’s Rating Service (“S&P”) or a comparable investment grade rating by a nationally recognized statistical rating organization. The strategy is primarily focused on U.S. dollar-denominated securities. However, the Fund may invest in non-U.S. securities denominated in local currencies including those in the emerging markets. The Adviser’s investment process is centered on analyzing macroeconomic factors across investment grade countries, which are defined as BBB- or better. These include an evaluation of interest rates, monetary and fiscal policies, expectations for inflation, trade and current account balances, budgets, political environments and other considerations. Decisions related to specific sectors of the market are driven by the Adviser’s view of U.S. and global economic cycles.

•                  Under normal circumstances, the Fund will invest at least 80% of its net assets (including fixed income related futures, options, swaps and other instruments as well as borrowings for investment purposes) in investment grade bonds (i.e., fixed income securities). The Fund will provide shareholders with at least 60 days’ notice prior to any changes in this policy.

•                    The Fund may invest in a diversified portfolio of fixed income securities of domestic and international issuers.

•                  The Fund invests in securities issued by governments, supranational entities, quasi-governmental and corporations in developed and emerging markets. The Fund may invest in securities (including tax-exempt securities) issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities (“Municipal Bonds”).

•                  In managing the Fund’s investments the portfolio manager will seek to construct an investment portfolio with a duration of no less than zero years in absolute terms and no more than one year above the portfolio duration of the securities comprising the Barclays Capital US Aggregate Bond Index. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. As of October 31, 2012, the duration of the Barclays Capital US Aggregate Bond Index was 5.02 years. Please go to http://www.aberdeen-asset.us/doc.nsf/Lit/FactsheetUSOpenTotalReturnBond for more current information on the Fund’s duration.  A fund with a shorter average portfolio duration will be less sensitive to changes in interest rates than a fund with a longer average portfolio duration.  As a result, if interest rates rise, for example, and the average portfolio duration is shorter, the impact to the NAV will be minimized.

•                  The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

•                  The Fund invests in mortgage-backed and other asset-backed securities, including to be announced (“TBA”) instruments and corporate assets such as credit card receivables and automobile loan receivables. As of October 31, 2012 the Fund had 35.36% of its net assets invested in government sponsored mortgage-backed securities and an additional 21.89% of its net assets in other asset-backed securities.

•                  To achieve its investment goal the Fund may use derivatives under certain market conditions. As of October 31, 2012, the Fund had 0% of its net assets invested in derivatives excluding foreign exchange contracts. Please go to http://www.aberdeen-asset.us/doc.nsf/Lit/FactsheetUSOpenTotalReturnBond for more current information on the Fund’s investments in derivatives. Derivatives are financial instruments whose values are derived from another security, a commodity (such as gold or oil), an index or a currency (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). The Fund may use derivatives as a substitute for taking a position or reducing exposure to underlying assets. The Fund expects that derivative instruments will include the purchase and sale of futures contracts, forward contracts, non-deliverable forwards, swaps (including credit default swaps), options (including options on futures and options on swaps), warrants, and structured notes. A forward contract is an obligation to purchase or sell an asset or, most commonly, a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are the primary means of hedging currency exposure. A futures contract commits the parties to a transaction at a time in the future at a price determined when the transaction is initiated and generally trade through regulated exchanges and are “marked to market” daily. The inability to close options and futures positions also could have an adverse impact on the Fund’s abilities to hedge effectively its portfolio.

Principal Risks

Global economies and securities markets can and have experienced significant volatility which has increased the risks associated with an investment in the Fund. Investments in the Fund carry risk and there is no guarantee that the Fund’s investment objective will be achieved. You could lose money by investing in the Fund. The principal risks of investing that could adversely impact the Fund are:

•           Mortgage-Related or Other Asset-Backed Securities Risk: The Fund may invest in mortgage-related and other asset-backed securities which are subject to additional risks such as maturity, interest rate, credit, extension and prepayment risk.

•                  Municipal Bond Risk: The Fund may invest in municipal bonds which may be significantly affected by political and economic changes, including inflation, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Municipal Bonds have varying levels of sensitivity to changes in interest rates. In general, the price of a Municipal Bond can fall when interest rates rise and can rise when interest rates fall. Interest rate risk is generally lower for shorter-term Municipal Bonds and higher for long term Municipal Bonds. Under certain market conditions, the Adviser may purchase Municipal Bonds that the Adviser perceives are undervalued. Undervalued Municipal Bonds are subject to the same market volatility and principal and interest rate risks described above. Lower quality Municipal Bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower quality Municipal Bonds often fluctuates in response to political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. In the case of tax-exempt Municipal Bonds, if the Internal Revenue Service or state tax authorities determine that an issuer of a tax-exempt Municipal Bond has not complied with applicable tax requirements, interest from the security could become taxable at the federal, state and/or local level, and the security could decline significantly in value. Municipal Bonds are subject to credit or default risk. Credit risk is the risk that the issuer of a municipal security might not make interest and principal payments on the security as they become due.

•                  Interest Rate Risk: The Fund’s fixed income investments are subject to interest rate risk, which generally, causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon.

•                  Credit Risk: Fixed income securities are subject to credit risk, which is the risk that an issuer of a bond may default on its obligation to pay or repay interest and principal. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected.

•                  Prepayment Risk: The principal amount of the mortgages underlying the Fund’s investments in mortgage-related securities may be prepaid, generally when interest rates fall, which may cause the Fund’s income to decline.

•                  Liquidity Risk: Particular investments may be difficult to purchase or sell such as fixed-income securities which have not received any credit ratings, below investment grade securities (i.e., “junk bonds”) or securities that are not widely held. The Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions, which may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•                  Foreign Investment Risk: The Fund may invest in foreign securities which lose value because of fluctuations in currency exchange rates and market liquidity, price volatility, uncertain political and legal conditions, lack of reliable financial information and other factors. Foreign securities of certain countries are subject to political instability, which may result in potential revolts and the confiscation of assets by governments. As a result, the Fund’s returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country or region. In the event of nationalization, default, debt restructuring, capital controls, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

•                  Emerging Market Risk: The Fund’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. Emerging markets are generally smaller, less developed, less liquid, and more volatile than developed markets, and are subject to greater social, political and economic uncertainties, higher levels of inflation and currency devaluation and settlement and operational risks, including risks related to foreign securities custody. Investments in emerging market countries are subject to the risk of expropriation or nationalization of private industry. Expropriation of an issuer’s assets whose securities are held in the Fund would result in a partial or total loss of the investment.

•            Foreign Currency Transaction Risk: As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. Such currency transactions involve additional risks, and the Fund’s strategies, if unsuccessful, may decrease the value of the Fund.

•                  Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying investment, index or rate. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. Investing in derivatives also requires a specific skill set and may result in losses. Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.

•                  Leveraging Risk: Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also cause leveraging risk.

•                  Active Trading Risk: The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. If a Fund does trade this way, it may incur increased costs, which can lower the actual return of the Fund. Active trading may also increase short term gains and losses, which may affect taxes that must be paid.

•                  Custody/Sub-Custody Risk: The Fund may invest in markets where custodial and/or settlement systems are not fully developed. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency. The laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt and the assets of the Fund may be exposed to risk in circumstances where the custodian/sub-custodian or Adviser will have no liability. In addition, the inability of the Fund to make its intended securities purchases due to settlement issues with the custodian/sub-custodian could cause the Fund to miss attractive investment opportunities.

•                  Redemption Risk:  The Fund may need to sell its portfolio holdings in order to meet shareholder redemption requests. In selling its holdings to meet redemption requests, the Fund could experience a loss if the redemption requests are unusually large or frequent, occur in times of overall market turmoil, or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

•                  Large Shareholder Risk: Large shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts.

An investment in the Fund is not a bank deposit or obligation of any bank and is not endorsed or guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency.

You could lose money investing in the Fund.

Further information about the Fund’s strategies and risks is provided in the section, Fund Strategies and Risks.

Performance

Effective May 22, 2013, Aberdeen Asset Management Inc. (the “Adviser”) was appointed as the investment adviser to the Fund; however, the portfolio management team from Artio Global Management LLC, the predecessor adviser to the Fund, is employed by the Adviser as of that date and continues to manage the Fund.

The Calendar Year Total Returns Chart below demonstrates the risks of investing in the Fund by showing how the Fund’s performance has varied from year to year. The table demonstrates these risks by showing how the Fund’s annual returns of Class A shares compare to the performance of a broad-based market index over various periods of time. The Fund’s average annual return figures for the one-year, five-year and ten-year/since inception periods are net of applicable fee waivers and/or certain expense offset arrangements. The Fund’s average annual return figures without fee waivers and expense offset arrangements would have been lower. You cannot invest directly in an index. Unlike a mutual fund, an index does not incur expenses. If expenses were deducted, actual returns of the index would be lower. Returns (before and after taxes) are based on past results and are not an indication of future performance.

Returns for Class I shares will differ to the extent that Class I has lower expenses. Updated performance information is available at the Fund’s website: www.aberdeen-asset.us/TotalReturn.

Calendar Year Total Returns for Class A Shares Total Return Bond Fund - Class A

Highest quarterly return: 5.58% (for the quarter ended September 30, 2009) Lowest quarterly return: -2.94% (for the quarter ended June 30, 2004)
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Returns Aberdeen Total Return Bond Fund	Past 1 Year	Past 5 Years	Past 10 Years/Since Inception	Inception Date
Class A	6.04%	6.43%	6.17%	Jul. 01, 1992
Class I	6.35%	6.72%	6.45%	Nov. 17, 1999
After Taxes on Distributions Class A	4.57%	4.59%	4.43%
After Taxes on Distributions and Sale of Fund Shares Class A	4.09%	4.48%	4.32%
Barclays Capital US Aggregate Bond Index	4.22%	5.95%	5.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares, and after-tax returns for Class I shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.